Consolidated Statements of Comprehensive (Loss)/Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Revenue	$ 365,988	$ 353,585	$ 1,112,569	$ 1,115,352
Cost of services (excluding depreciation and amortization)	151,810	144,852	457,900	451,667
Selling, general and administrative	132,250	111,041	397,527	418,076
Depreciation and amortization	66,088	61,832	199,096	197,408
Impairment expense on goodwill and intangible assets	4,036	322,210	1,886,223	324,145
Restructuring and other costs	6,443	14,833	60,636	22,321
Loss / (gain) on disposal of subsidiaries and other assets, net	699	0	1,359	(28)
Operating income / (loss)	4,662	(301,183)	(1,890,172)	(298,237)
Other income, net	38,230	96,490	97,863	175,573
Interest expense, net	(34,631)	(19,272)	(89,013)	(144,291)
Income / (loss) before taxes	8,261	(223,965)	(1,881,322)	(266,955)
Income tax expense / (benefit)	7,283	(76,859)	(52,749)	(66,105)
Net income / (loss)	978	(147,106)	(1,828,573)	(200,850)
Less: net income attributable to non-controlling interest		94	371	400
Net income / (loss) attributable to the Company	$ 978	$ (147,200)	$ (1,828,944)	$ (201,250)
Net income / (loss) per share attributable to the Company - basic	$ 0.00	$ (0.20)	$ (2.52)	$ (0.28)
Net income / (loss) per share attributable to the Company - diluted	$ 0.00	$ (0.20)	$ (2.52)	$ (0.28)
Other comprehensive loss, net of tax of $0:
Loss on foreign currency translation	$ (33,532)	$ (6,602)	$ (55,660)	$ (2,144)
Total comprehensive loss	(32,554)	(153,708)	(1,884,233)	(202,994)
Less: comprehensive income attributable to non-controlling interest		94	371	400
Total comprehensive loss attributable to the Company	$ (32,554)	$ (153,802)	$ (1,884,604)	$ (203,394)